UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: March 31,2009

Date of reporting period: June 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 06/30/09 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2009

Shares		Value
COMMON STOCKS (66.6%)
	AEROSPACE/DEFENSE (3.3%)
3,000	Alliant Techsystems, Inc. *	$247,080
5,300	Esterline Technologies Corp. *	143,471
3,500	L-3 Communications Holdings, Inc.	242,830
3,000	Lockheed Martin Corp.	241,950
12,750	Moog, Inc. Class A *	329,077
3,500	Northrop Grumman Corp.	159,880
8,800	Precision Castparts Corp.	642,664
5,000	Raytheon Co.	222,150
		2,229,102
	APPAREL (0.9%)
12,800	Guess?, Inc.	329,984
9,000	Phillips-Van Heusen Corp.	258,210
		588,194
	AUTO PARTS (0.8%)
8,600	BorgWarner, Inc.	293,690
14,000	LKQ Corp. *	230,300
		523,990
	BANK (1.3%)
17,070	Banco Bilbao Vizcaya Argentaria, S.A. ADR	214,399
11,000	Bank of Hawaii Corp.	394,130
10,000	Wells Fargo & Co.	242,600
		851,129
	BANK - CANADIAN (0.3%)
5,500	Bank of Nova Scotia	206,250
	BANK - MIDWEST (0.6%)
12,679	Commerce Bancshares, Inc.	403,573
	BIOTECHNOLOGY (0.2%)
2,000	Techne Corp.	127,620
	BUILDING MATERIALS (0.5%)
6,000	Fluor Corp.	307,740
	CABLE TV (0.2%)
7,000	Shaw Communications, Inc. Class B	118,020
	CHEMICAL - BASIC (0.5%)
5,000	Agrium, Inc.	199,450
7,000	Celanese Corp. Series A	166,250
		365,700
	CHEMICAL - DIVERSIFIED (0.4%)
4,000	Air Products & Chemicals, Inc.	258,360
	CHEMICAL - SPECIALTY (3.3%)
10,000	Airgas, Inc.	405,300
6,000	Ecolab, Inc.	233,940
4,400	Lubrizol Corp. (The)	208,164
4,600	Mosaic Co. (The)	203,780
2,000	NewMarket Corp.	134,660
5,400	Praxair, Inc.	383,778
4,000	Sherwin-Williams Co. (The)	215,000

Shares		Value
8,400	Sigma-Aldrich Corp.	$416,304
		2,200,926
	COMPUTER SOFTWARE & SERVICES (1.6%)
15,000	ANSYS, Inc. *	467,400
8,000	Concur Technologies, Inc. *	248,640
2,500	Equinix, Inc. *	181,850
5,000	Sybase, Inc. *	156,700
		1,054,590
	DIVERSIFIED COMPANIES (2.8%)
6,600	Acuity Brands, Inc.	185,130
14,500	AMETEK, Inc.	501,410
5,200	Brink's Co. (The)	150,956
4,700	Danaher Corp.	290,178
5,000	ITT Corp.	222,500
5,000	United Technologies Corp.	259,800
3,500	Valmont Industries, Inc.	252,280
		1,862,254
	DRUG (3.1%)
9,000	Alexion Pharmaceuticals, Inc. *	370,080
4,800	Allergan, Inc.	228,384
4,800	Celgene Corp. *	229,632
7,000	Covance, Inc. *	344,400
7,600	Gilead Sciences, Inc. *	355,984
10,000	Pharmaceutical Product Development, Inc.	232,200
6,000	Teva Pharmaceutical Industries Ltd. ADR	296,040
		2,056,720
	E-COMMERCE (0.3%)
4,500	Salesforce.com, Inc. *	171,765
	EDUCATIONAL SERVICES (1.3%)
2,600	DeVry, Inc.	130,104
4,200	ITT Educational Services, Inc. *	422,772
1,600	Strayer Education, Inc.	348,976
		901,852
	ELECTRICAL EQUIPMENT (0.8%)
7,200	General Cable Corp. *	270,576
3,200	W.W. Grainger, Inc.	262,016
		532,592
	ELECTRICAL UTILITY - CENTRAL (0.8%)
2,700	Entergy Corp.	209,304
5,200	ITC Holdings Corp.	235,872
3,000	Wisconsin Energy Corp.	122,130
		567,306
	ELECTRICAL UTILITY - EAST (0.8%)
4,500	FirstEnergy Corp.	174,375
5,200	PPL Corp.	171,392
6,000	Public Service Enterprise Group, Inc.	195,780
		541,547
	ELECTRONICS (0.9%)
14,000	Amphenol Corp. Class A	442,960

1

Value Line Asset Allocation Fund, Inc.

Shares		Value
8,700	MEMC Electronic Materials, Inc. *	$154,947
		597,907
	ENVIRONMENTAL (1.6%)
15,000	Republic Services, Inc.	366,150
8,600	Stericycle, Inc. *	443,158
10,500	Waste Connections, Inc. *	272,055
		1,081,363
	FINANCIAL SERVICES - DIVERSIFIED (2.5%)
4,000	Affiliated Managers Group, Inc. *	232,760
3,300	BlackRock, Inc.	578,886
9,700	Eaton Vance Corp.	259,475
2,600	Franklin Resources, Inc.	187,226
3,700	ProAssurance Corp. *	170,977
6,800	T. Rowe Price Group, Inc.	283,356
		1,712,680
	FOOD PROCESSING (1.2%)
13,300	Flowers Foods, Inc.	290,472
4,400	H.J. Heinz Co.	157,080
7,200	Hormel Foods Corp.	248,688
5,000	TreeHouse Foods, Inc. *	143,850
		840,090
	HEALTH CARE INFORMATION SYSTEMS (0.3%)
3,000	Cerner Corp. *	186,870
	HEAVY CONSTRUCTION (0.2%)
3,000	URS Corp. *	148,560
	HOTEL/GAMING (1.1%)
6,000	Bally Technologies, Inc. *	179,520
9,200	Penn National Gaming, Inc. *	267,812
9,000	WMS Industries, Inc. *	283,590
		730,922
	HOUSEHOLD PRODUCTS (0.5%)
6,400	Church & Dwight Co., Inc.	347,584
	INDUSTRIAL SERVICES (2.4%)
5,200	Brink's Home Security Holdings, Inc. *	147,212
8,000	C.H. Robinson Worldwide, Inc.	417,200
10,600	EMCOR Group, Inc. *	213,272
6,500	FTI Consulting, Inc. *	329,680
10,400	Geo Group, Inc. (The) *	193,232
9,000	Quanta Services, Inc. *	208,170
4,200	Stanley, Inc. *	138,096
		1,646,862
	INFORMATION SERVICES (0.9%)
5,500	Dun & Bradstreet Corp. (The)	446,655
15,400	Nuance Communications, Inc. *	186,186
		632,841
	INSURANCE - LIFE (0.6%)
6,300	AFLAC, Inc.	195,867
5,464	MetLife, Inc.	163,975

Shares		Value
678	Reinsurance Group of America, Inc.	$23,669
		383,511
	INSURANCE - PROPERTY & CASUALTY (0.6%)
3,900	Arch Capital Group Ltd. *	228,462
7,000	Sun Life Financial, Inc.	188,440
		416,902
	INTERNET (1.0%)
3,700	Amazon.com, Inc. *	309,542
9,000	Atheros Communications, Inc. *	173,160
1,500	Priceline.com, Inc. *	167,325
		650,027
	MACHINERY (3.3%)
7,000	Bucyrus International, Inc.	199,920
3,600	Caterpillar, Inc.	118,944
5,900	Curtiss-Wright Corp.	175,407
4,800	Deere & Co.	191,760
3,500	Flowserve Corp.	244,335
9,400	Foster Wheeler AG *	223,250
11,250	IDEX Corp.	276,412
5,000	Kaydon Corp.	162,800
7,000	Lennox International, Inc.	224,770
9,600	Roper Industries, Inc.	434,976
		2,252,574
	MARITIME (0.4%)
9,400	Kirby Corp. *	298,826
	MEDICAL SERVICES (0.7%)
4,600	Fresenius Medical Care AG & Co. KGaA ADR	207,000
3,500	Laboratory Corporation of America Holdings *	237,265
		444,265
	MEDICAL SUPPLIES (5.3%)
5,000	Becton, Dickinson & Co.	356,550
17,000	DENTSPLY International, Inc.	518,840
3,000	Edwards Lifesciences Corp. *	204,090
2,700	Haemonetics Corp. *	153,900
5,700	Henry Schein, Inc. *	273,315
7,000	IDEXX Laboratories, Inc. *	323,400
12,000	Illumina, Inc. *	467,280
3,800	Intuitive Surgical, Inc. *	621,908
8,000	Owens & Minor, Inc.	350,560
4,300	Stryker Corp.	170,882
4,600	West Pharmaceutical Services, Inc.	160,310
		3,601,035
	NATURAL GAS - DISTRIBUTION (0.7%)
4,400	AGL Resources, Inc.	139,920
4,600	South Jersey Industries, Inc.	160,494
8,100	UGI Corp.	206,469
		506,883

2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	NATURAL GAS - DIVERSIFIED (1.6%)
2,300	EOG Resources, Inc.	$156,216
17,000	Southwestern Energy Co. *	660,450
7,582	XTO Energy, Inc.	289,177
		1,105,843
	OILFIELD SERVICES/EQUIPMENT (0.7%)
6,400	AZZ, Inc. *	220,224
5,200	Bristow Group, Inc. *	154,076
7,000	Superior Energy Services, Inc. *	120,890
		495,190
	PACKAGING & CONTAINER (1.1%)
7,000	AptarGroup, Inc.	236,390
4,400	CLARCOR, Inc.	128,436
6,000	Crown Holdings, Inc. *	144,840
4,600	Greif, Inc. Class A	203,412
		713,078
	PETROLEUM - PRODUCING (1.3%)
14,500	Range Resources Corp.	600,445
9,500	Tenaris S.A. ADR	256,880
		857,325
	PHARMACY SERVICES (2.1%)
7,000	CVS Caremark Corp.	223,090
12,400	Express Scripts, Inc. *	852,500
7,600	Medco Health Solutions, Inc. *	346,636
		1,422,226
	POWER (0.3%)
10,600	Covanta Holding Corp. *	179,776
	PRECISION INSTRUMENT (0.9%)
7,000	Thermo Fisher Scientific, Inc. *	285,390
4,400	Waters Corp. *	226,468
5,600	Woodward Governor Co.	110,880
		622,738
	PUBLISHING (0.2%)
3,000	VistaPrint Ltd. *	127,950
	RAILROAD (1.3%)
3,300	Burlington Northern Santa Fe Corp.	242,682
6,400	Canadian National Railway Co.	274,944
11,400	Kansas City Southern *	183,654
5,400	Norfolk Southern Corp.	203,418
		904,698
	RECREATION (0.4%)
8,000	Marvel Entertainment, Inc. *	284,720

Shares		Value
	RESTAURANT (0.9%)
4,800	McDonald's Corp.	$275,952
9,400	Yum! Brands, Inc.	313,396
		589,348
	RETAIL - AUTOMOTIVE (1.1%)
2,200	AutoZone, Inc. *	332,442
7,000	Copart, Inc. *	242,690
4,000	O'Reilly Automotive, Inc. *	152,320
		727,452
	RETAIL - SPECIAL LINES (1.5%)
8,500	Aeropostale, Inc. *	291,295
6,500	Buckle, Inc. (The)	206,505
12,000	GameStop Corp. Class A *	264,120
9,000	TJX Companies, Inc. (The)	283,140
		1,045,060
	SECURITIES BROKERAGE (0.9%)
1,700	Goldman Sachs Group, Inc. (The)	250,648
1,700	IntercontinentalExchange, Inc. *	194,208
9,450	Raymond James Financial, Inc.	162,635
		607,491
	TELECOMMUNICATION SERVICES (1.4%)
12,000	American Tower Corp. Class A *	378,360
9,000	Crown Castle International Corp. *	216,180
3,000	Telefonica S.A. ADR	203,670
13,000	TW Telecom, Inc. *	133,510
		931,720
	THRIFT (0.6%)
30,457	Hudson City Bancorp, Inc.	404,774
	TOBACCO (0.4%)
4,300	British American Tobacco PLC ADR	239,940
	TOILETRIES & COSMETICS (0.3%)
3,000	Chattem, Inc. *	204,300
	TRUCKING (0.9%)
8,400	Hunt (J.B.) Transport Services, Inc.	256,452
9,400	Landstar System, Inc.	337,554
		594,006
	WIRELESS NETWORKING (0.7%)
3,000	Itron, Inc. *	165,210
12,000	SBA Communications Corp. Class A *	294,480
		459,690
	TOTAL COMMON STOCKS (Cost $41,344,029)	44,866,257

3

Value Line Asset Allocation Fund, Inc.

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.0%)
639,781	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	$664,533
1,318,095	Federal National Mortgage Association, 5.00%, 11/1/34	1,347,494
1,352,210	Government National Mortgage Association, 5.50%, 1/15/36	1,400,488
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,262,156)	3,412,515
CORPORATE BONDS & NOTES (6.5%)
	COMPUTER SOFTWARE & SERVICES (1.7%)
1,000,000	Hewlett-Packard Co., Global Notes, 6.13%, 3/1/14	1,102,275
	ELECTRICAL EQUIPMENT (1.5%)
1,000,000	General Electric Capital Corp., 5.20%, 2/1/11	1,029,032
	TELECOMMUNICATION SERVICES (3.3%)
1,000,000	BellSouth Corp., 5.20%, 9/15/14	1,041,037
1,000,000	Verizon Communications, Inc., 8.75%, 11/1/18	1,186,438
		2,227,475
	TOTAL CORPORATE BONDS & NOTES (Cost $3,953,379)	4,358,782

	TOTAL INVESTMENT SECURITIES (78.1%) (Cost $48,559,564)	52,637,554
SHORT-TERM INVESTMENTS (17.4%)
	U.S. GOVERNMENT AGENCY OBLIGATIONS (17.4%)
6,000,000	Fannie Mae Discount Notes, 0.13%, 8/3/09 (1)	5,999,450
5,700,000	Tennessee Valley Authority Discount Note, 0.22%, 9/17/09 (1)	5,698,518
		11,697,968
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,697,968)	11,697,968
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.5%)		3,027,312
NET ASSETS (2) (100%)		$67,362,834
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($67,362,834 ÷ 4,343,281 shares outstanding)		$15.51

*	Non-income producing.
(1)	The rate shown on discount securities represents the yield or rate as of June 30, 2009.
(2)
For federal income tax purposes, the aggregate cost was $60,257,532, aggregate gross unrealized appreciation was $9,638,282, aggregate gross unrealized depreciation was $5,560,292 and the net unrealized appreciation was $4,077,990.

ADR	American Depositary Receipt.

4

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2009

ASSETS VALUATION INPUT
Description	Level 1	Level 2
Common Stocks
Aerospace/Defense	$2,229,102	$—
Apparel	588,194	—
Auto Parts	523,990	—
Bank	851,129	—
Bank - Canadian	206,250	—
Bank - Midwest	403,573	—
Biotechnology	127,620	—
Building Materials	307,740	—
Cable TV	118,020	—
Chemical - Basic	365,700	—
Chemical - Diversified	258,360	—
Chemical - Specialty	2,200,926	—
Computer Software & Services	1,054,590	—
Diversified Companies	1,862,254	—
Drug	2,056,720	—
E-Commerce	171,765	—
Educational Services	901,852	—
Electrical Equipment	532,592	—
Electrical Utility - Central	567,306	—
Electrical Utility - East	541,547	—
Electronics	597,907	—
Environmental	1,081,363	—
Financial Services - Diversified	1,712,680	—
Food Processing	840,090	—
Health Care Information Systems	186,870	—
Heavy Construction	148,560	—
Hotel/Gaming	730,922	—
Household Products	347,584	—
Industrial Services	1,646,862	—
Information Services	632,841	—
Insurance - Life	383,511	—
Insurance - Property & Casualty	416,902	—
Internet	650,027	—
Machinery	2,252,574	—
Maritime	298,826	—
Medical Services	444,265	—
Medical Supplies	3,601,035	—
Natural Gas - Distribution	506,883	—
Natural Gas - Diversified	1,105,843	—
Oilfield Services/Equipment	495,190	—
Packaging & Container	713,078	—
Petroleum - Producing	857,325	—
Pharmacy Services	1,422,226	—
Power	179,776	—
Precision Instrument	622,738	—
Publishing	127,950	—
Railroad	904,698	—
Recreation	284,720	—
Restaurant	589,348	—
Retail - Automotive	727,452	—
Retail - Special Lines	1,045,060	—
Securities Brokerage	607,491	—
Telecommunication Services	931,720	—
Thrift	404,774	—
Tobacco	239,940	—
Toiletries & Cosmetics	204,300	—
Trucking	594,006	—
Wireless Networking	459,690	—
Total Common Stocks	44,866,257	—

Value Line Asset Allocation Fund, Inc.

June 30, 2009

U.S. Government Agency Obligations	—	3,412,515
Corporate Bonds & Notes
Computer Software & Services	—	1,102,275
Electrical Equipment	—	1,029,032
Telecommunication Services	—	2,227,475
Total Corporate Bonds & Notes	—	4,358,782
Short-Term Investments
U.S. Government Agency Obligations	—	11,697,968
Total Short-Term Investments	—	11,697,968
Total	$44,866,257	$19,469,265

For the period ended 6/30/09, there were no Level or 3 investments.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 18, 2009